Intangible Assets, Net - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expenses related to intangible assets	1,324,667	1,358,152	680,823
Minimum [Member] | Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized over the contractual period	12 months
Maximum [Member] | Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized over the contractual period	60 months